Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement
Revenues	$ 10,680,468	$ 10,819,916	$ 10,931,188
Cost of Goods Sold	5,986,836	6,237,469	6,022,192
Gross Profit	4,693,632	4,582,447	4,908,996
Expenses
Share-based expense	165,510	129,490	163,051
Management fees	743,846	720,500	720,003
Consulting and filing fees	870,448	305,778	315,024
Investor relations	42,000	84,000	84,000
Accounting and legal	621,364	181,855	215,421
Office and administration	2,190,137	2,083,869	1,891,712
Research	373,467	529,961	474,971
Travel	105,844	118,011	100,415
Marketing	359,638	312,659	286,852
Foreign exchange loss (gain)	39,088	(118,128)	44,353
Amortization	16,217	12,299	320,926
Total Expenses	5,527,559	4,360,294	4,616,728
(Loss) Income Before the Following:	(833,927)	222,153	292,268
Gain on repurchase of RSU's	6,030	40,785	45,806
Write-off of inventory	(588,505)	(214,225)	(260,040)
Gain on revaluation of derivative warrant liability	0	3,665	263,446
(Loss) Income Before Taxes:	(1,416,402)	52,378	341,480
Income Tax Expense
Current	236,453	170,475	166,031
Net (Loss) Income for the Year from Continuing Operations	(1,652,855)	(118,097)	175,449
Net Loss for the Year from Discontinued Operations	(2,969,442)	(1,983,789)	(1,530,866)
Net Comprehensive Loss for the Year	$ (4,622,297)	$ (2,101,886)	$ (1,355,417)
Basic (Loss) Income Per Share from Continuing Operations	$ (0.03)	$ (0.002)	$ 0.003
Diluted (Loss) Income Per Share from Continuing Operations	(0.03)	(0.002)	0.003
Basic Loss Per Share from Discontinued Operations	(0.055)	(0.037)	(0.028)
Diluted Loss Per Share from Discontinued Operations	$ (0.055)	$ (0.037)	$ (0.028)
Weighted Average Number of Common Shares Outstanding
Basic (in shares)	54,551,139	54,337,995	54,320,086
Diluted (in shares)	54,551,139	54,337,995	54,320,086